Principles underlying preparation of consolidated financial statements and Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Principles underlying preparation of consolidated financial statements
Basis of preparation

2.1Basis of preparation

The consolidated financial statements are prepared on a historical cost basis. The consolidated financial statements are presented in Russian rubles (“RUB”) and all values are rounded to the nearest million (RUB (000,000)) except when otherwise indicated.

The Group’s subsidiaries maintain and prepare their accounting records and prepare their statutory accounting reports in accordance with domestic accounting legislation. Standalone financial statements of subsidiaries are prepared in their respective functional currencies (see Note 3.3 below).

The Group accounts are prepared in accordance with the IFRS standards and interpretations, as published by the IASB. These consolidated financial statements are based on the underlying accounting records appropriately adjusted and reclassified for fair presentation in accordance with IFRS. IFRS adjustments include and affect but not limited to such major areas as consolidation, revenue recognition, accruals, deferred taxation, fair value adjustments, business combinations and impairment.

Basis of consolidation

2.2Basis of consolidation

The consolidated financial statements comprise the financial statements of QIWI plc and its subsidiaries as of December 31 each year.

Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if the Group has:

•	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee),
•	Exposure, or rights, to variable returns from its involvement with the investee, and
•	The ability to use its power over the investee to affect its returns.

When the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangement with the other vote holders of the investee,
•	Rights arising from other contractual arrangements,
•	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group losses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the statement of comprehensive income from the date the Group gains control until the date the Group ceases to control the subsidiary. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.

All intra-group balances, income, expenses and unrealized gains and losses resulting from intra-group transactions are eliminated in full, except for the foreign exchange gains and losses arising on intra-group loans.

Profit or loss and each component of other comprehensive income (OCI) are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control over a subsidiary, it:

•	Derecognises the assets (including goodwill) and liabilities of the subsidiary.
•	Derecognises the carrying amount of any non-controlling interests, including any components of other comprehensive income attributable to them.
•	Recognises the fair value of the consideration received.
•	Recognises the fair value of any investment retained.
•	Recognises any surplus or deficit in profit or loss.
•

Reclassifies to profit or loss or retained earnings, as appropriate, the amounts previously recognized in OCI as would be required if the Group had directly disposed of the related assets or liabilities.

Changes in accounting policies

2.3Changes in accounting policies

The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Group’s annual financial statements for the year ended December 31, 2017, except for the adoption of the new and amended IFRS and IFRIC interpretations as of January 1, 2018. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

The Group applies IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers for the first time in 2018. The nature and effect of changes to the Group’s financial statements as a result of adopting these standards are disclosed below.

Several other amendments and interpretations are applied for the first time in 2018, but do not have an impact on the consolidated financial statements of the Group.

IFRS 9 Financial Instruments

IFRS 9 Financial Instruments replaces IAS 39 Financial Instruments: Recognition and Measurement for annual periods beginning on or after January 1, 2018, bringing together all three aspects of the accounting for financial instruments: classification and measurement; impairment; and hedge accounting.

The Group applied IFRS 9 prospectively, with the initial application date of January 1, 2018 without adjusting the comparative information for the prior periods.

(a)	Classification and measurement

Under IFRS 9, all debt financial assets that do not meet a “solely payment of principal and interest” (SPPI) criterion, are classified as accounted at fair value through profit or loss (FVPL). Under this criterion, debt instruments that do not correspond to a “basic lending arrangement”, such as instruments containing embedded conversion options or “non-recourse” loans, are measured at FVPL. For debt financial assets that meet the SPPI criterion, classification at initial recognition is determined based on the business model, under which these instruments are managed:

-	Instruments that are managed on a “hold to collect” basis are measured at amortised cost;
-	Instruments that are managed on a “hold to collect and for sale” basis are measured at fair value through other comprehensive income (FVOCI);
-	Instruments that are managed on other basis, including trading financial assets, will be measured at FVPL.

Equity financial assets are required to be classified at initial recognition as FVPL unless an irrevocable designation is made to classify the instrument as FVOCI. For equity investments classified as FVOCI, all realised and unrealised gains and losses, except for dividend income, are recognised in other comprehensive income with no subsequent reclassification to profit and loss.

The classification of financial liabilities remains largely unchanged from the current IAS 39 requirements. Derivatives will continue to be measured at FVPL. Embedded derivatives are no longer separated from a host financial asset.

The IFRS 9 had no impact on the Group’s balance sheet or equity on applying the classification requirements. The accounting for the Group’s financial assets and liabilities remains largely the same as it was under IAS 39. The Group continues measuring at fair value all financial assets currently held at fair value (FVPL). The Group analysed the contractual cash flow characteristics of cash at banks, debt securities, loans and trade receivables and concluded that they meet the criteria for amortised cost measurement under IFRS 9. Therefore, reclassification for these instruments was not required.

(b)	Impairment

The adoption of IFRS 9 has fundamentally changed the Group’s accounting for impairment losses for financial assets by replacing IAS 39’s incurred loss approach with a forward-looking expected credit loss (ECL) approach.

IFRS 9 requires the Group to record an allowance for ECLs for all loans and other debt financial assets not held at FVPL. The ECL allowance is based on the credit losses expected to arise over the life of the asset (the lifetime expected credit loss or LTECL), unless there has been no significant increase in credit risk since origination, in which case, the allowance is based on the 12 months’ expected credit loss (12mECL). The 12mECL is the portion of LTECL that represent the ECLs that result from default events on a financial instrument that are possible within the 12 months after the reporting date. Both LTECL and 12mECL are calculated on either an individual basis or a collective basis, depending on the nature of the underlying portfolio of financial instruments.

ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive. The shortfall is then discounted at an approximation to the asset’s original effective interest rate. The mechanics of the ECL calculations are outlined below and the key elements are as follows:

-PD

The Probability of Default is an estimate of the likelihood of default over a given time horizon. A default may only happen at a certain time over the assessed period, if the facility has not been previously derecognised and is still in the portfolio.

-EAD

The Exposure at Default is an estimate of the exposure at a future default date, taking into account expected changes in the exposure after the reporting date, including repayments of principal and interest, whether scheduled by contract or otherwise, expected drawdowns on committed facilities, and accrued interest from missed payments.

-LGD

The Loss Given Default is an estimate of the loss arising in the case where a default occurs at a given time. It is based on the difference between the contractual cash flows due and those that the lender would expect to receive, including from the realisation of any collateral. It is usually expressed as a percentage of the EAD.

For other financial assets (i.e., cash in banks, loans and debt instruments) and financial liabilities (i.e., financial guaranties and credit related commitments) the Group has established a policy to perform an assessment, at the end of each reporting period, of whether a financial instrument’s credit risk has increased significantly since initial recognition, by considering the change in the risk of default occurring over the remaining life of the financial instrument.

In all cases, the Group considers that there has been a significant increase in credit risk when contractual payments are more than 30 days past due. The Group considers a financial asset in default when contractual payment are 90 days past due (except for particular sort of Trade and other receivables of 60 days). However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group.

For Trade and other receivables, the Group has applied the standard’s simplified approach and has calculated ECLs based on lifetime expected credit losses. The Group has established a provision matrix that is based on the Group’s historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

For instalment card loans and its undrawn credit commitments ELC calculation the Group uses internal historical instalment card loans loss rates statistics for assessment of probabilities of default. The loss given default is an estimate of the loss arising in the case where a default occurs at a given time and is based on internal statistics.

The adoption of the ECL requirements of IFRS 9 resulted in increases in impairment allowances of the Group’s financial assets. The increase in allowance resulted in adjustment to Retained earnings. The statement of financial position as at December 31, 2017 was restated for the amount presented in the table below (see clause (e)).

(c)	Hedge accounting

The Group does not use hedge accounting in its financial statements.

(d)	Other adjustments

In addition to the adjustments described above, on adoption of IFRS 9, other items of the primary financial statements such as deferred taxes and retained earnings were also adjusted.

(e)	Effect of transition to IFRS 9

Impact of adopting IFRS 9 on the statement of financial position (increase/(decrease)) as at December 31, 2017:

	Adjustments	Amount
Assets
Trade and other receivables	(b)	(33)
Loans issued	(b)	(108)
Debt instruments	(b)	(5)
Deferred tax assets	(d)	49
Total assets		(97)

Liabilities
Other current liabilities	(b)	111
Total Liabilities		111

Net impact on equity, Including		(208)
Retained earnings	(b), (d)	(208)

The reconciliations for the opening loss provision allowances under IAS 39 and provisions for loan commitments and financial guarantee contracts in accordance with IAS 37 Provisions Contingent Liabilities and Contingent Assets to the Expected Credit Losses (ECL) allowances under IFRS 9 are disclosed in the table below:

	Loan loss provision		ECLs under
	under IAS 39/IAS 37		IFRS 9 as of
Impairment allowance for:	as of December 31, 2017	Remeasurement	January 1, 2018
Debt instruments	—	(5)	(5)
Trade and other receivables	(545)	(33)	(578)
Loans issued	(321)	(108)	(429)
Undrawn credit commitments	—	(111)	(111)
	(866)	(257)	(1,123)

IFRS 15 Revenue from Contracts with Customers

IFRS 15 supersedes IAS 11 Construction Contracts, IAS 18 Revenue and related Interpretations and applies to all revenue arising from contracts with customers, unless those contracts are in the scope of other standards. The new standard establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognised at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The standard requires entities to exercise judgement, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers. The standard also specifies the accounting for the incremental costs of obtaining a contract and the costs directly related to fulfilling a contract.

The Group analysed all aspects and requirements of IFRS 15 and noted no impact on its operations accounting or financial statements. The Group adopted IFRS 15 using the full retrospective method of adoption.

IFRIC 22 Foreign Currency Transactions and Advance Consideration

The Interpretation clarifies that, in determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which an entity initially recognises the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, then the entity must determine a date of the transactions for each payment or receipt of advance consideration. This Interpretation had no impact on the Group’s consolidated financial statements.

Amendments to IAS 28 Investments in Associates and Joint Ventures

The amendments clarify that an entity that is a venture capital organisation, or other qualifying entity, may elect, at initial recognition on an investment-by-investment basis, to measure its investments in associates and joint ventures at fair value through profit or loss. If an entity, that is not itself an investment entity, has an interest in an associate or joint venture that is an investment entity, the entity may, when applying the equity method, elect to retain the fair value measurement applied by that investment entity associate or joint venture to the investment entity associate’s or joint venture’s interests in subsidiaries. This election is made separately for each investment entity associate or joint venture, at the later of the date on which:

(a)	the investment entity associate or joint venture is initially recognised;
(b)	the associate or joint venture becomes an investment entity; and
(c)	the investment entity associate or joint venture first becomes a parent.

These amendments had no impact on the Group’s consolidated financial statements.

Standards issued but not yet effective

2.4Standards issued but not yet effective

IFRS 16 - Leases

IFRS 16 was issued in January 2016 and it replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC‑15 Operating Leases-Incentives and SIC‑27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees – leases of ‘low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognise a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use assets). Lessees will be required to separately recognise the interest expense on the lease liability and the depreciation expense on the right-of-use assets.

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognise the amount of the remeasurement of the lease liability as an adjustment to the right-of-use assets.

Lessor accounting under IFRS 16 is substantially unchanged from legacy accounting under IAS 17. Lessors will continue to classify all leases using the same classification principle as in IAS 17 and distinguish between two types of leases: operating and finance leases.

IFRS 16 also requires lessees and lessors to make more extensive disclosures than under IAS 17.

IFRS 16 is effective for annual periods beginning on or after January 1, 2019. Early application is permitted, but not before an entity applies IFRS 15. A lessee can choose to apply the standard using either a full retrospective or a modified retrospective approach. The standard’s transition provisions permit certain reliefs. The Group will apply IFRS 16 for the periods beginning on January 1, 2019 using modified retrospective approach.

Most contracts where the Group acts as a lessee (except for long-term contract for offise premises lease), fall under the recognition exemption for being short-term leases. The Group will not recognize either assets or liabilities for them and will continue recognize expenditure arising from them as expenses on rent of premises and related utility expenses (within selling, general, and administrative expenses) as they are incurred.

Accounting of several long-term contracts of lease of office premises where the Group acts as a lessee, will have a material effect on the consolidated financial statements of the Group. This effect will result from recognition of lease liabilities and right-of-use assets and from derecognition of accounts payable related to these contracts.

Lease liabilities will be recognized at the date of initial application at the present value of the remaining lease payments discounted using the Group’s incremental borrowing rate at the date of initial application.

Right-of use assets will be recognized at an amount equal to the lease liability adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the statement of financial position immediately before the date of initial application. No impairment will be accrued on right-of-use assets as at the date of initial application.

The accumulated balance of accounts payable representing rent expenses recognized but not paid under some contracts as at the transition date will be written off to retained earnings of prior periods at the date of initial application.

The provisional Impact of adopting IFRS 16 on the statement of financial position (increase/ (decrease)) as at January 1, 2019:

Amount
Assets
Property and equipment (Right-of-use assets)	1,088
Other non-current assets (Advances issued (long-term))	(9)
Trade and other receivables (Advances issued (short-term))	(3)
Deferred tax assets	(29)
Total assets	1,047

Liabilities
Long-term portion of lease liabilities	702
Short-term portion of lease liabilities	360
Trade and other payables (Other payables)	(132)
Total Liabilities	930

Net impact on equity, Including	117
Retained earnings	117

The following other new pronouncements are not expected to have any material impact on the Group when adopted:

-	Long-term Interests in Associates and Joint Ventures – Amendments to IAS 28 (issued on October 12, 2017 and effective for annual periods beginning on or after January 1, 2019).
-	Annual Improvements to IFRSs 2015‑2017 cycle - Amendments to IFRS 3, IFRS 11, IAS 12, IAS 23 (issued on December 12, 2017 and effective for annual periods beginning on or after January 1, 2019).
-	Prepayment Features with Negative Compensation – Amendments to IFRS 9 (issued on October 12, 2017 and effective for annual periods beginning on or after January 1, 2019).
-	Amendments to References to the Conceptual Framework in IFRS Standards (issued on March 29, 2018 and effective for annual periods beginning on or after January 1, 2020).
-	Amendments to IAS 1 and IAS 8: Definition of Material (issued on October 31, 2018 and effective for annual periods beginning on or after January 1, 2020).
-	Amendment to IFRS 3 Business Combinations (issued on October 22, 2018 and effective for annual periods beginning on or after January 1, 2020).
-	IFRIC Interpretation 23 Uncertainty over Income Tax Treatment (issued on June, 2017 and effective for annual periods beginning on or after January 1, 2019).

Business combinations and goodwill

3.1Business combinations and goodwill

Business combinations are accounted for using the acquisition method.

Consideration transferred includes the fair values of the assets transferred, liabilities incurred by the Group to the previous owners of the acquiree, and equity interests issued by the Group. Consideration transferred also includes the fair value of any contingent consideration and share-based payment awards of the acquiree that are replaced mandatorily in the business combination.

If a business combination results in the termination of pre-existing relationships between the Group and the acquiree, then the Group identifies any amounts that are not part of what the Group and the acquiree exchanged in the business combination. The Group recognizes as part of applying the acquisition method, only the consideration transferred for the acquiree and the assets acquired and liabilities assumed in the exchange for the acquiree.

If the business combination is achieved in stages, any previously held equity interest is re-measured at its acquisition date fair value and any resulting gain or loss is recognized in profit or loss. It is then considered in the determination of goodwill.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Subsequently, contingent consideration classified as an asset or liability, is measured at fair value with changes in fair value recognized in profit or loss. Contingent consideration that is classified as equity is not re-measured and subsequent settlement is accounted for within equity.

The Group measures any non-controlling interest at its proportionate interest in the identifiable net assets of the acquiree.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests, and any previous interest held, over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the re-assessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated of the Group’s cash generating units that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the acquired entity are assigned to those units.

Where goodwill has been allocated to a cash-generating unit and certain operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation. Goodwill disposed in this circumstance is measured based on the relative values of the operation disposed and the portion of the cash-generating unit retained.

Investments in associates and joint ventures

3.2Investments in associates and joint ventures

The Group’s investment in its associate and joint ventures are accounted for using the equity method. An associate is an entity in which the Group has significant influence. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement (i.e. unanimous consent of the parties) have rights to the net assets of the arrangement.

Under the equity method, the investment in the associate or joint venture is carried on the statement of financial position at cost plus post acquisition changes in the Group’s share of net assets of the associate/joint venture. Goodwill relating to the associate/joint venture is included in the carrying amount of the investment and is neither amortized nor individually tested for impairment.

The statement of comprehensive income reflects the Group’s share of the results of operations of the associate/joint venture. When there has been a change recognized directly in the equity of the investment, the Group recognizes its share of any changes and discloses this, when applicable, in the statement of changes in equity. Unrealized gains and losses resulting from transactions between the Group and the associate/joint venture are eliminated to the extent of the interest in it.

The Group’s share of profit of an associate/joint venture is shown on the face of the statement of comprehensive income or in the notes. This is the profit attributable to equity holders of the associate/joint venture and, therefore, is profit after tax and non-controlling interests in the subsidiaries of the associate/joint venture.

The financial statements of the associates/joint ventures are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.

After application of the equity method, the Group determines whether it is necessary to recognize an additional impairment loss on its investment in its associates/joint ventures. The Group determines at each reporting date whether there is any objective evidence that the investment in the associate/joint venture is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of an investment in associate/joint venture and its carrying value and recognizes any respective loss in the statement of comprehensive income.

Upon loss of significant influence over the associate/joint venture, the Group measures and recognizes any retaining investment at its fair value. Any difference between the carrying amount of the associate/joint venture upon loss of significant influence and the fair value of the retained investment and proceeds from disposal is recognized in profit or loss.

Foreign currency translation

3.3Foreign currency translation

The consolidated financial statements are presented in Russian rubles (RUB), which is the Company’s functional and the Group’s presentation currency. Each entity in the Group determines its own functional currency, depending on what the underlying economic environment is, and items included in the financial statements of each entity are measured using that functional currency. Transactions in foreign currencies are initially recorded in the functional currency at the functional currency rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are re-measured in to the functional currency at the functional currency rate of exchange at the reporting date. All differences are taken to profit or loss. They are shown separately for each Group company but netted by major types of monetary assets and liabilities. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as of the dates of the initial transactions.

Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. The gain or loss arising on retranslation of non-monetary items is treated in line with the recognition of gain or loss on change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in other comprehensive income or profit or loss is also recognized in other comprehensive income or profit or loss, respectively).

The functional currency of the foreign operations is generally the respective local currency – US Dollar (U.S.$), Euro (€), Kazakhstan tenge (KZT), Belarussian ruble (BYR), Moldovan leu (MDL) and New Romanian leu (RON).

As of the reporting date, the assets and liabilities of these operations are translated into the presentation currency of the Group (the Russian Ruble) at the rate of exchange at the reporting date and their statements of comprehensive income are translated at the average exchange rates for the year or exchange rates prevailing on the date of specific transactions. The exchange differences arising on the translation are recognized in other comprehensive income. On disposal of a foreign entity, the deferred cumulative amount recognized in equity relating to that particular foreign operation is reclassified to the profit or loss.

The exchange rates of the Russian ruble to each respective currency as of December 31, 2018 and 2017 were as follows:

	Average exchange rates for		Exchange rates at
	the year ended December 31,		December 31,
	2017	2018	2017	2018
US Dollar	58.3529	62.7078	57.6002	69.4706
Euro	65.9014	73.9384	68.8668	79.4605
Kazakhstan Tenge (100)	17.8959	18.1717	17.3184	18.0570
Belarussian Ruble	30.2125	30.7630	29.1013	32.0732
Moldovan Leu (10)	31.6871	37.3239	33.6548	40.9084
New Romanian Leu	14.4216	15.8887	14.7822	17.0501

The currencies listed above are not a fully convertible outside the territories of countries of their operations. Related official exchange rates are determined daily by the Central Bank of the Russian Federation (further CBR). Market rates may differ from the official rates but the differences are, generally, within narrow parameters monitored by the respective Central Banks. The translation of assets and liabilities denominated in the currencies listed above into RUB for the purposes of these financial statements does not indicate that the Group could realize or settle, in RUB, the reported values of these assets and liabilities. Likewise, it does not indicate that the Group could return or distribute the reported RUB value of capital and retained earnings to its shareholders.

Property and equipment

3.4Property and equipment

3.4.1 Cost of property and equipment

Property and equipment are stated at cost less accumulated depreciation and any accumulated impairment loss. Expenditures for continuing repairs and maintenance are charged to the profit or loss as incurred.

3.4.2 Depreciation and useful lives

Depreciation is calculated on property and equipment on a straight-line basis from the time the assets are available for use, over their estimated useful lives as follows:

Processing servers and engineering equipment	3 - 10 years
Computers and office equipment	3 - 5 years
Other equipment	2 - 20 years

Useful lives of leasehold improvements of leased office premises included in engineering equipment and other equipment are determined at the lower between the useful live of the asset or the lease term.

The asset’s residual values, useful lives and depreciation methods are reviewed, and adjusted as appropriate, at each financial year-end.

Intangible assets

3.5Intangible assets

3.5.1 Software and other intangible assets

Software and other intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value as of the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

Following initial recognition of the development expenditure as an asset, the cost model is applied requiring the asset to be carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected generation of future benefits, generally 3‑5 years. During the period of development, the asset is tested for impairment annually.

3.5.2 Software development costs

Development expenditure on an individual project is recognized as an intangible asset when the Group can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete the asset and the ability to measure reliably the expenditure during development.

3.5.3 Useful life and amortization of intangible assets

The Group assesses whether the useful life of an intangible asset is finite or indefinite and, if finite, the length of that useful life. An intangible asset is regarded by the entity as having an indefinite useful life when, based on an analysis of all of the relevant factors, there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the entity.

Intangible assets with finite lives are amortized on a straight-line basis over the useful economic lives and assessed for impairment whenever there is an indication that the intangible asset may be impaired. Below is the summary of useful lives of intangible assets:

Customer relationships and contract rights	4 - 15 years
Computer Software	3 - 10 years
Bank license	indefinite
Trademarks and other intangible assets	3 - 11 years

Amortization periods and methods for intangible assets with finite useful lives are reviewed at least at each financial year-end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates.

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the cash-generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. Indefinite-lived intangible assets include the acquired licenses for banking operations. It is considered indefinite-lived as the related license is expected to be renewed indefinitely.

Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the statement of comprehensive income when the asset is derecognized.

Impairment of non-financial assets

3.6Impairment of non-financial assets

The Group assesses at each reporting date whether there is an indication that an asset, other than goodwill and intangible assets with indefinite useful life, may be impaired. If any such indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s fair value less costs to sell and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. Where the carrying amount of an asset exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, an appropriate valuation model is used.

These calculations are corroborated by valuation multiples, quoted share prices for publicly traded analogues, if applicable, or other available fair value indicators.

The Group bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s cash generating units (CGU), to which the individual assets are allocated.

These budgets and forecast calculations generally cover a period of five years or longer, when management considers appropriate. For longer periods, a long-term growth rate is calculated and applied to project future cash flows after the last year.

Impairment losses of continuing operations are recognized in profit or loss in those expense categories consistent with the function of the impaired asset.

For assets excluding goodwill, an assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the Group makes an estimate of recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case, the carrying amount of the asset is increased to its recoverable amount.

That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in profit or loss. The following criteria are also applied in assessing impairment of specific assets:

Goodwill

Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of the cash-generating units, to which the goodwill relates. Where the recoverable amount of the cash-generating units is less than their carrying amount an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods. The Group performs its annual impairment test of goodwill as of December 31 and whenever certain events and circumstances indicate that its carrying value may be impaired.

Intangible assets with indefinite useful life

Intangible assets with indefinite useful life are tested for impairment annually as of December 31, either individually or at the cash generating unit level, as appropriate and whenever events and circumstances indicate that an asset may be impaired.

Financial assets

3.7Financial assets

3.7.1 Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortised cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15.

In order for a financial asset to be classified and measured at amortised cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

3.7.2 Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in four categories:

-	Financial assets at amortised cost
-	Financial assets at fair value through OCI with recycling of cumulative gains and losses
-	Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition
-	Financial assets at fair value through profit or loss

Financial assets at amortised cost

This category is the most relevant to the Group. The Group measures financial assets at amortised cost if both of the following conditions are met:

-	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows, And
-	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortised cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired.

The Group’s financial assets at amortised cost includes debt instruments, trade and other receivables and loans issued.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model.

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognised in the profit or loss section of statement of comprehensive income.

The Group’s financial assets at fair value through profit or loss includes few loans issued that did not pass SPPI test.

Financial assets at fair value through OCI

The Group’s has no financial assets at fair value through OCI with recycling or with no recycling of cumulative gains and losses upon derecognition.

3.7.3 Impairment - credit loss allowance for ECL

The Group assesses and recognises an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss.

The measurement of ECL reflects:

-	an unbiased and probability weighted amount that is determined by evaluating a range of possible outcomes;
-	the time value of money; and
-

all reasonable and supportable information that is available without undue cost and effort at the end of each reporting period about past events, current conditions and forecasts of future economic conditions.

Debt instruments measured at AC are presented in the consolidated statement of financial position net of the allowance for ECL.

For loan commitments (where those components can be separated from the loan), a separate provision for ECL is recognised as other financial liabilities as part of accounts payable in the consolidated statement of financial position. For debt instruments at FVOCI, an allowance for ECL is recognised in profit or loss and it affects fair value gains or losses recognised in OCI rather than the carrying amount of those instruments.

The Group applies a “three stage” model for impairment in accordance with IFRS 9, based on changes in credit quality since initial recognition:

1.

A financial instrument that is not credit-impaired on initial recognition is classified in Stage 1. Financial assets in Stage 1 have their ECL measured at an amount equal to the portion of lifetime ECL that results from default events possible within the next 12 months (12 month ECL).

2.

If the Group identifies a significant increase in credit risk (“SICR”) since initial recognition, the asset is transferred to Stage 2 and its ECL is measured based on ECL on a lifetime basis (lifetime ECL).

3.	If the Group determines that a financial asset is credit-impaired, the asset is transferred to Stage 3 and its ECL is measured as a lifetime ECL.

For financial assets that are credit-impaired on purchase or at origination, the ECL is always measured at a lifetime ECL. Note 31 provides information about inputs, assumptions and estimation techniques used in measuring ECL, including an explanation of how the Group incorporates forward-looking information in the ECL models.

3.7.4Derecognition

A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is derecognized when:

-	The rights to receive cash flows from the asset have expired
-

The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, and has neither transferred nor retained substantially all of the risks and rewards of the asset nor transferred control of the asset, the asset is recognized to the extent of the Group’s continuing involvement in the asset.

In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Financial liabilities

3.8Financial liabilities

3.8.1 Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognised initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, bank overdraft, financial guarantees, undrawn loan commitments, customer accounts and amounts due to banks.

3.8.2 Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss. The Group has no such instruments.

Loans and deposits

This is the category most relevant to the Group. After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortised cost using the EIR method. Gains and losses are recognised in profit or loss when the liabilities are derecognised as well as through the EIR amortisation process.

Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortisation is included as finance costs in the profit or loss section of statement of comprehensive income.

Financial guarantees

Subsequent to initial recognition, the Group’s liability under each guarantee is measured at the higher of the amount initially recognised less cumulative amortisation recognised in the income statement, and an ECL allowance.  The premium received is recognised in the income statement in Commissions and other revenue on a straight line basis over the life of the guarantee.

Undrawn loan commitments

Undrawn loan commitments are commitments under which, over the duration of the commitment, the Group is required to provide a loan with pre-specified terms to the customer. Similar to financial guarantee contracts, under IAS 39, a provision was made if they were an onerous contract but, from January 1, 2018, these contracts are in the scope of the ECL requirements.

3.8.3 Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in profit or loss.

In accordance with terms and conditions of use of e-wallet accounts and system rules, the Group charges a fee on its consumers on the balance of unused accounts after certain period of inactivity and unclaimed payments. Such fees are recorded as revenues in the period a fee is charged.

3.8.4 Offsetting financial assets and liabilities

Financial assets and financial liabilities are offset and the net amount reported in the consolidated statement of financial position if, and only if:

-	There is a currently enforceable legal right to offset the recognized amounts; and
-	There is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

The right of set-off:

-	Must not be contingent on a future event; and
-	Must be legally enforceable in all of the following circumstances:
(i)	the normal course of business;
(ii)	the event of default; and
(iii)	the event of insolvency or bankruptcy of the entity and all of the counterparties

Cash and cash equivalents

3.9Cash and cash equivalents

Cash comprises cash at banks and in hand and short-term deposits with an original maturity of three months or less. All these items are included as a component of cash and cash equivalents for the purpose of the statement of financial position and statement of cash flows.

Employee benefits

3.10Employee benefits

3.10.1 Short-term employee benefits

Wages and salaries paid to employees are recognized as expenses in the current period. The Group also accrues expenses for future vacation payments and short-term employee bonuses.

3.10.2 Social contributions and define contributions to pension fund

Under provisions of the Russian legislation, social contributions include defined contributions to pension and other social funds of Russia and are calculated by the Group by the application of a regressive rate (from 30% to 15% in 2018, 2017 and 2016) to the annual gross remuneration of each employee. For the year ended December 31, 2018 defined contributions to pension fund of Russia of the Group amounted to 886 (2017 – 473; 2016 – 315).

Provisions

3.11Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate of the amount can be made. Where the Group expects a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain.

If the effect of discounting is material, provisions are determined by discounting the expected value of future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as an interest expense.

Performance guarantees

Performance guarantees are contracts that provide compensation if another party fails to perform a contractual obligation. Performance guarantees are initially recognized at their fair value, which is usually equal to the amount of fees received. This amount is amortised on a straight line basis over the life of the contract. Performance guarantees do not transfer credit risk. The risk under performance guarantee contracts is the possibility that the failure to perform the contractual obligation by another party occurs.

Special contribution for defence of the Republic of Cyprus

3.12Special contribution for defence of the Republic of Cyprus

Dividend Distribution

Cyprus entities that do not distribute 70% of their profits after tax, as defined by the relevant tax law, within two years after the end of the relevant tax year, are deemed to have distributed as dividends 70% of these profits. A special contribution for the defence fund of the Republic of Cyprus is levied at the 17% rate for 2016, 2017, 2018 and thereafter will be payable on such deemed dividends distribution. Profits that are attributable to shareholders who are not tax resident of Cyprus and own shares in the Company either directly and/or indirectly at the end of two years from the end of the tax year to which the profits relate, are exempted. The amount of deemed distribution is reduced by any actual dividends paid out of the profits of the relevant year at any time. This special contribution for defence is payable by the Company for the account of the shareholders.

The Company’s ultimate shareholder as of December 31, 2018 is non-Cypriot tax resident and as such the Cypriot deemed dividend distribution rules are not applicable.

Dividend income

Dividends received from a non-resident (foreign) company are exempt from the levy of defence contribution if either the dividend paying company derives at least 50% of its income directly or indirectly from activities which do not lead to investment income (“active versus passive investment income test” is met) or the foreign tax burden on the profit to be distributed as dividend has not been substantially lower than the Cypriot corporate income tax rate (i.e. lower than 6.25%) at the level of the dividend paying company (“effective minimum foreign tax test” is met).

The Company has not been subject to defence tax on dividends received from abroad as the dividend paying entities are engaged in other than investing activities.

Income taxes

3.13Income taxes

Current income tax

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted by the reporting date.

Current income tax relating to items recognized in other comprehensive income is recognized in other comprehensive income.

Deferred income tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Revenue from contracts with customers and transaction cost recognition

3.14Revenue from contracts with customers and transaction cost recognition

Revenue from contracts with customers is recognized when control of the services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services. The Group has generally concluded that it is the principal in its revenue arrangements because it typically controls the services before transferring them to the customer. Revenues and related cost of revenue from services are recognized in the period when services are rendered, regardless of when payment is made.

All performance obligations are either satisfied at a point of time or over time. In the former case they represent a separate instantaneous service, in the latter – a series of distinct services that are substantially the same and that have the same pattern of transfer to the customers. Such performance obligations are invoiced at least monthly. Progress of performance obligations satisfied over time is measured by output method. The Group recognizes most of the revenue at a point of time.

Contract price is allocated separately to each performance obligation. There are generally no variable amounts affecting consideration by the moment such consideration is recognized as revenue. In the rare cases when the variability exists, the Group makes estimate of amount to be recognized basing on appropriate budgets and models. Consideration from customers does not have any non-cash component. Consideration payable to a customer is accounted as a reduction of the transaction price and,therefore, of revenue. Consideration from customers is normally received within a few months and never in more than a year. Consequently, the Group believes it contains no significant financing component.

Within some components of its business, the Group pays remuneration to the employees and third parties for attracting customers. The costs which are incremental to acquisition of new customers are further analysed for recoverability. Generally, this expenditure is not expected to be reimbursed by future incomes and is not capitalized as costs to obtain a contract.

Payment processing fee revenues and related transaction costs

Payment processing fee revenues include the following types:

-	fees for processing of consumer payment (consumer fee and merchant fee),
-	conversion fees.

The Group earns a fee for processing payments initiated by the individuals (“consumers”) to pay to merchants and service providers (“merchants”) or transfer money to other individuals. Payment processing fees are earned from consumers or merchants, or both. Consumers can make payments to various merchants through kiosks or network of agents and bank-participants of payment system or through the Group’s website or applications using a unique user login and password (e-payments). Payment kiosks are owned by third parties – cash collection agents (“agents”). When consumer payment is processed, the Group may incur transaction costs to acquire payments payable to agents, bank-participants, mobile operators, international payment systems and other parties. The payment processing fee revenue and related receivable, as well as the transaction cost and the related payable, are recognized at the point when merchants or individuals accept payments from consumers in the gross amount, including fees payable for payment acquisition. Payment processing fees and transaction costs are reported gross. Any fees from agents and other service providers are recorded as reduction of transactions costs unless the fee relates to distinct service rendered by the Group.

The Group generates revenue from the foreign currency conversion when payments are made in currencies different from the country of the consumer, mainly Russia. The Group recognizes the related revenues at the time of conversion in the amount of conversion commission representing the difference between the current Russian or relevant country Central Bank foreign currency exchange rate and the foreign currency exchange rate charged by the Group’s processing system.

Cash and settlement services

The Group charges a fee for managing current bank accounts and deposits of individuals and legal entities, including guarantee deposits from agents placed with the bank to cover consumer payments they accept. Related revenue is recorded as services are rendered or as transactions are processed.

Other revenues

Other revenues include revenues from commissions charged for consumer financial services, advertising activities, guarantee commissions and some other minor activities.

Loyalty programme

The Group’s component engaged in banking services to retail customers has a loyalty programme, which allows customers to accumulate loyalty points that are accrued as percentage of purchases made using bank cards and can be used to reimburse future purchases. Revenue is therefore decreased by the nominal value of points awarded to customers during the period multiplied by the probability of their subsequent realization.

Recognition of interest income and interest expense

3.15.Recognition of interest income and interest expense

For all financial instruments measured at amortized cost, interest bearing financial assets classified as available for sale and financial instruments designated at fair value through profit or loss, interest income or expense is recorded using the EIR method. The EIR (and therefore, the amortised cost of the asset) is calculated by taking into account any discount or premium on acquisition, fees and costs that are an integral part of the EIR of the financial instrument.

The Group calculates interest income by applying the EIR to the gross carrying amount of financial assets other than credit-impaired assets. When a financial asset becomes credit-impaired and is, therefore, regarded as ‘Stage 3’, the Bank calculates interest income by applying the effective interest rate to the net amortised cost of the financial asset. If the financial assets restore and is no longer credit-impaired, the Bank reverts to calculating interest income on a gross basis.

Interest income from bank loans and short-term and long-term investments performed as part of the Group’s treasury function is classified as part of revenues, Interest income derived from loans issued to various third and related parties as part of other arrangements is classified as interest income. Cash receipts of both types of interest are included into interest received in the statement of cash flows.

Interest expense from bank borrowings intended to attract funds for reinvestment is classified as part of cost of revenue. Interest expense derived from borrowings attracted from various third parties as part of other arrangements and interest expense from bank guaranties is classified as interest expense not as part of cost of revenue. Cash disbursements of both types of interest are included into interest paid in the statement of cash flows.

Share-based payments

3.16Share-based payments

Employees of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions).

The cost of equity-settled transactions is recognized, together with a corresponding increase in other reserves in equity, over the period in which the performance and/or service conditions are fulfilled. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The statement of comprehensive income expense or credit for a period represents the movement in cumulative expense recognized as of the beginning and end of that period and is recognized in compensation to employees and other personnel expenses.

No expense is recognized for awards that do not ultimately vest, except for equity-settled transactions for which vesting is conditional upon a market or non-vesting condition. These are treated as vested irrespective of whether or not the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

When the terms of an equity-settled award are modified, the minimum expense recognized is the expense that would have been incurred had the terms not been modified, if the original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee as measured at the date of modification.

When an equity-settled award is cancelled, it is treated as if it vested on the date of cancellation, and any expense not yet recognized for the award is recognized immediately. This includes any award where non-vesting conditions within the control of either the entity or the employee are not met. However, if a new award is substituted for the cancelled award, and designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original award, as described in previous paragraph.

The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share.

The option awards that are outstanding as of December 31, 2018, 2017 and 2016 can only be settled in shares, that is why they are accounted for as equity-settled transactions.

Leases

3.17Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at inception date, whether fulfillment of the arrangement is dependent on the use of a specific asset or assets or the arrangement conveys a right to use the asset, even if that right is not explicitly specified in an arrangement.

Group as a lessee

Operating lease payments are recognized as an operating expense in the statement of comprehensive income on a straight-line basis over the lease term.

Group as a lessor

Leases in which the Group does not transfer substantially all the risks and benefits of ownership of an asset are classified as operating leases. Initial direct costs incurred in negotiating an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.

Non-current assets held for sale and discontinued operations

3.18Non-current assets held for sale and discontinued operations

Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Non-current assets and disposal groups are classified as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

In the statement of comprehensive income, income and expenses from discontinued operations are reported separately from income and expenses from continuing operations, down to the level of profit after taxes, even when the Group retains a non-controlling interest in the subsidiary after the sale. The resulting profit or loss (after taxes) is reported separately in the statement of comprehensive income.

Property and equipment and intangible assets once classified as held for sale are not depreciated or amortized.